Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [Abstract]
Partnership's average net asset value	$ 161,000,000	$ 167,000,000
Open interest rate futures, maturity	10 years	10 years
Concentration of credit risk	$ 10,370,454	$ 13,205,797